Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	AUTCF
Entity Registrant Name	AUTOCHINA INTERNATIONAL LTD
Entity Central Index Key	0001417370
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	23,538,919

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 43,019	$ 30,931
Restricted cash	159
Accounts receivable, net of provision for doubtful accounts of $4,830 and $1,464, respectively	25,357	22,101
Inventories	2,529	1,412
Deposits for inventories	105	1,004
Prepaid expenses and other current assets	12,096	8,113
Due from an affiliate		9,000
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful accounts of $714 and $281, respectively	329,111	282,108
Total current assets	426,915	355,273
Property, equipment and leasehold improvements, net	3,356	2,669
Deferred income tax assets	1,811	259
Net investment in direct financing and sales-type leases, net of current maturities	114,447	142,005
Total assets	546,529	500,206
Current liabilities
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to AutoChina of $111,095 and $106,864 as of December 31, 2011 and 2010, respectively)	149,979	117,485
Long-term borrowings, current (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of $44,438 and nil as of December 31, 2011 and 2010, respectively)	44,438
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $112 and $408 as of December 31, 2011 and 2010, respectively)	404	911
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of nil and $16,202 as of December 31, 2011 and 2010, respectively)		16,202
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $4,415 and $5,626 as of December 31, 2011 and 2010, respectively)	13,652	7,425
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $3,244 and nil as of December 31, 2011 and 2010, respectively)	35,661	77,295
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $508 and $1,014 as of December 31, 2011 and 2010, respectively)	1,152	1,198
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $1,548 and $7,012 as of December 31, 2011 and 2010, respectively)	2,799	7,147
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of $4,764 and $192 as of December 31, 2011 and 2010, respectively)	8,162	192
Total current liabilities	256,247	227,855
Noncurrent liabilities
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to AutoChina of nil and $42,485 as of December 31, 2011 and 2010, respectively)		42,485
Earn-out obligation		73,100
Total liabilities	256,247	343,440
Commitment and Contingencies
Shareholders' equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none
Ordinary shares - $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares and 19,615,766 shares at December 31, 2011 and 2010, respectively	24	20
Additional paid-in capital	379,952	286,642
Statutory reserves	13,016	6,272
Accumulated losses	(124,349)	(143,735)
Accumulated other comprehensive income	21,639	7,567
Total shareholders' equity	290,282	156,766
Total liabilities and shareholders' equity	546,529	500,206
Related party
Current assets
Deposits for inventories	14,539
Prepaid interest expenses, related parties		$ 604

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, provision for doubtful accounts	$ 4,830	$ 1,464
Current maturities of net investment in direct financing and sales-type leases, provision for doubtful accounts	714	281
Preferred shares, par value	$ 0.001	$ 0.001
Preferred shares, authorized	1,000,000	1,000,000
Preferred shares, issued
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	23,538,919	19,615,766
Ordinary shares, outstanding	23,538,919	19,615,766
Short-term borrowings	149,979	117,485
Long-term borrowings	44,438
Accounts payable	404	911
Accounts payable, related parties		16,202
Other payables and accrued liabilities	13,652	7,425
Due to affiliates	35,661	77,295
Customer deposits	1,152	1,198
Income tax payable	2,799	7,147
Deferred income tax liabilities	8,162	192
Long-term borrowings		42,485
VIEs
Short-term borrowings	111,095	106,864
Long-term borrowings	44,438
Accounts payable	112	408
Accounts payable, related parties		16,202
Other payables and accrued liabilities	4,415	5,626
Due to affiliates	3,244
Customer deposits	508	1,014
Income tax payable	1,548	7,012
Deferred income tax liabilities	4,764	192
Long-term borrowings		$ 42,485

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues	$ 598,094	$ 618,073	$ 325,454
Cost of sales
Costs of sales	490,627	530,111	292,673
Gross profit	107,467	87,962	32,781
Operating expenses (income)
Selling and marketing	8,055	6,260	2,946
General and administrative	27,198	17,590	6,800
Interest expense	15,920	10,512	1,032
Interest expense, related parties	3,020	6,945	2,776
Other income, net	(3,415)	(789)	(602)
Total operating expenses	50,778	40,518	12,952
Income from operations	56,689	47,444	19,829
Other income (expense)
Loss on change in fair value of earn-out obligation	(17,300)	(100,400)	(89,500)
Interest income	160	433	49
Accretion of share repurchase obligations			(535)
Acquisition-related costs			(295)
Other income (expense), net	(17,140)	(99,967)	(90,281)
Income (loss) from continuing operations before income taxes	39,549	(52,523)	(70,452)
Income tax provision	(13,419)	(10,369)	(3,828)
Income (loss) from continuing operations	26,130	(62,892)	(74,280)
Income from discontinued operations, net of taxes of nil, nil and $3,904, respectively			9,695
Gain on disposal of discontinued operations, net of taxes			5,675
Realization of foreign currency translation gain relating to discontinued operations			5,717
Income from discontinued operations			21,087
Net income (loss)	26,130	(62,892)	(53,193)
Foreign currency translation adjustment	14,072	6,894	148
Realization of foreign currency translation gain relating to discontinued operations			(5,717)
Comprehensive income (loss)	40,202	(55,998)	(58,762)
Basic
Continuing operations	$ 1.11	$ (3.42)	$ (8.26)
Discontinued operations			$ 2.34
Earnings Per Share, Basic, Total	$ 1.11	$ (3.42)	$ (5.92)
Diluted
Continuing operations	$ 1.11	$ (3.42)	$ (8.26)
Discontinued operations			$ 2.34
Earnings Per Share, Diluted, Total	$ 1.11	$ (3.42)	$ (5.92)
Weighted average shares outstanding
Basic	23,538,919	18,415,305	8,991,491
Diluted	23,612,398	18,415,305	8,991,491
Commercial vehicles
Revenues
Revenues	505,618	558,004	308,800
Cost of sales
Costs of sales	86,055	419,383	227,674
Finance and insurance
Revenues
Revenues	92,476	59,405	16,654
Related party | Commercial vehicles
Cost of sales
Costs of sales	404,572	110,728	64,999
Related party | Agency services
Revenues
Revenues		$ 664

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income from discontinued operations, taxes	$ 3,904

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Statutory Reserves	(Accumulated Loss) Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2008	$ 60,638	$ 9	$ 35,912		$ 1,057	$ 17,475	$ 6,185
Beginning Balance (in shares) at Dec. 31, 2008		8,606,250
Shares issued in connection with reverse merger transaction (in shares)		2,110,470
Shares issued in connection with reverse merger transaction	(2,142)	2	(2,144)
Repurchase of 2,432,892 public warrants for cash	(1,027)		(1,027)
Issuance of shares for cashless exercise		279,000
Exercise of warrants (in shares)		2,021,563
Exercise of warrants	10,108	2	10,106
Other comprehensive income:
Foreign currency translation adjustments	151						151
Income tax expense related to items of other comprehensive income	(3)						(3)
Settlement of share repurchase obligations	8,443		8,443
Stock-based compensation	517		517
Transfer			39,853		(741)	(39,169)	57
Deemed dividend of right to receive earn-out shares	(23,400)		(23,400)
Reclassification from liability of the obligation to issue shares for earn-out obligation	55,600		55,600
Realization of foreign currency translation gain relating to discontinued operations	(5,717)						(5,717)
Appropriations to statutory reserves					2,194	(2,194)
Net income (loss)	(53,193)					(53,193)
Ending Balance at Dec. 31, 2009	49,975	13	123,860		2,510	(77,081)	673
Ending Balance (in shares) at Dec. 31, 2009		13,017,283
Shares issued for cash (in shares)		2,000,000
Shares issued for cash	66,242	2	66,240
Exercise of warrants (in shares)		2,059,127
Exercise of warrants	10,296	2	10,294
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)		2,603,456
Shares issued to AutoChina Group Inc's former shareholders for earn out shares		3	(3)
Share repurchase (in shares)				(64,100)
Share repurchase	(1,630)			(1,630)
Stock retired (in shares)		(64,100)		64,100
Stock retired			(1,630)	1,630
Other comprehensive income:
Foreign currency translation adjustments	6,894						6,894
Stock-based compensation	3,281		3,281
Reclassification from liability of the obligation to issue shares for earn-out obligation	84,600		84,600
Appropriations to statutory reserves					3,762	(3,762)
Net income (loss)	(62,892)					(62,892)
Ending Balance at Dec. 31, 2010	156,766	20	286,642		6,272	(143,735)	7,567
Ending Balance (in shares) at Dec. 31, 2010		19,615,766
Shares issued to AutoChina Group Inc's former shareholders for earn out shares (in shares)		3,923,153
Shares issued to AutoChina Group Inc's former shareholders for earn out shares		4	(4)
Other comprehensive income:
Foreign currency translation adjustments	14,072						14,072
Stock-based compensation	2,914		2,914
Reclassification from liability of the obligation to issue shares for earn-out obligation	90,400		90,400
Appropriations to statutory reserves					6,744	(6,744)
Net income (loss)	26,130					26,130
Ending Balance at Dec. 31, 2011	$ 290,282	$ 24	$ 379,952		$ 13,016	$ (124,349)	$ 21,639
Ending Balance (in shares) at Dec. 31, 2011		23,538,919

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2009
Repurchase of public warrants for cash, shares	2,432,892
UPOs
Issuance of shares for cashless exercise	450,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from continuing operating activities:
Net income (loss)	$ 26,130	$ (62,892)	$ (53,193)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net income from discontinued operations			(9,695)
Gain on disposal of discontinued operations			(5,675)
Realization of foreign currency translation gain relating to discontinued operations			(5,717)
Loss on change in fair value of earn-out obligation	17,300	100,400	89,500
Depreciation and amortization	1,420	952	674
Provision for bad debts	4,271	1,447	298
Deferred income taxes	6,261	(959)	1,153
Stock-based compensation expenses	2,914	3,281	517
Accretion of share repurchase obligations			535
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	(5,997)	(20,263)	(1,550)
Notes receivable		222	(220)
Net investment in direct financing and sales-type leases	2,175	(194,490)	(193,218)
Inventories	(1,024)	(1,255)	1,115
Deposits for inventories	923	16,567	(16,960)
Prepaid expense and other current assets	(3,511)	(1,828)	(5,397)
Trade notes payable		(12,561)	12,450
Accounts payable	(536)	(2,756)	3,514
Accounts payable, related parties		16,104
Other payable and accrued liabilities	5,730	4,229	1,622
Customers deposits	(100)	(182)	1,309
Customers deposits, related party			(16,095)
Income tax payable	(4,568)	4,912	1,828
Net cash provided by (used in) continuing operating activities	37,211	(149,072)	(193,205)
Cash flow from continuing investing activities:
Purchase of property, equipment and leasehold improvements	(1,967)	(1,427)	(953)
(Increase) decrease) in restricted cash	(155)	12,561	(12,450)
Decrease (increase) in due from an affiliate	9,000	(9,000)
Proceeds from sale of consumer automotive dealership business			67,308
Cash relinquished upon sales of discontinued operations			(19,424)
Net cash provided by continuing investing activities	6,878	2,134	34,481
Cash flow from continuing financing activities:
Proceeds from borrowings	189,850	220,028	8,788
Repayments of borrowings	(163,567)	(73,269)	(429)
Proceeds from affiliates	320,641	283,311	37,173
Repayment to affiliates	(364,175)	(245,988)	(5,280)
Increase in accounts payable, related parties	404,492	451,525	116,824
Repayment to accounts payable, related parties	(421,036)	(570,637)	(1,371)
Issue of shares on exercise of warrants		10,296	10,108
Issue of shares for cash, net of offering costs of $3,758		66,242
Shares repurchase		(1,630)
Cash acquired in reverse merger			1,697
Release of restricted cash held in escrow			4,987
Repurchase of warrants subsequent to closing of reverse merger			(449)
Net cash (used in) provided by continuing financing activities	(33,795)	139,878	172,048
Net cash provided by (used in) continuing operating, financing and investing activities	10,294	(7,060)	13,324
Cash flow of discontinued operations:
Cash used in provided by operating activities			(1,286)
Cash used in investing activities			(4,197)
Cash provided by financing activities			11,246
Net cash flow provided by discontinued operations			5,763
Effect of exchange rate fluctuation on cash and cash equivalents	1,794	1,223	275
Net increase (decrease) in cash and cash equivalents	12,088	(5,837)	19,362
Cash and cash equivalents, beginning of the year	30,931	36,768	17,406
Cash and cash equivalents, end of the year	43,019	30,931	36,768
Supplemental disclosure on non-cash continuing financing activities
Reclassification from liability of the obligation to issue shares for the amendments of earn-out provision to equity	90,400	84,600	55,600
Settlement of share repurchase obligations			8,443
Related party
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Deposits for inventories	(14,177)
Continuing operations
Supplemental disclosure of cash flow information:
Interest paid	14,607	15,619	3,633
Income taxes paid	11,348	6,189	3,828
Discontinued operations
Supplemental disclosure of cash flow information:
Interest paid			2,207
Income taxes paid			$ 3,904

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issue of shares for cash, offering costs	$ 3,758

BACKGROUND	12 Months Ended
Dec. 31, 2011
BACKGROUND

NOTE 1 - BACKGROUND

AutoChina International Limited, formerly Spring Creek Acquisition Corp. (the “Company” or “AutoChina”) was incorporated in the Cayman Islands on October 16, 2007 as a “blank check” company formed for the purpose of acquiring, through a merger, stock exchange, asset acquisition or other similar business combination, or control through contractual arrangements, one or more operating business located in the Greater China region, which includes Hong Kong, Macau and Taiwan.

On February 4, 2009, the Company entered into a share exchange agreement with AutoChina Group Inc. (“ACG”) and the selling shareholder, Honest Best Int’l Ltd (“Honest Best”), which owned 100% of the issued and outstanding equity securities of ACG (the “Share Exchange Agreement”). On April 9, 2009, the Company acquired all of the outstanding securities of ACG, resulting in ACG becoming a wholly-owned subsidiary of the Company (the “Business Combination”). In conjunction with the acquisition, the Company subsequently changed its name to AutoChina International Limited. Pursuant to the original earn-out provision of the Share Exchange Agreement, the Company could have been required annually to issue to the former shareholder of ACG up to 20% of the number of ordinary shares outstanding as of December 31, for each year commencing on December 31, 2009, through December 31, 2013. The percentage of shares to be issued would have been determined based upon the Company’s financial results each year, measured in accordance with an established formula (see Note 11). On February 16, 2011, the Company reached an agreement with ACG’s former ultimate shareholder, Honest Best, to cancel the earn-out share provision of the share exchange agreement entered into in connection with the Business Combination for fiscal years after 2011. The reduction in the earn-out obligation from this modification to the earn-out share provision of the share exchange agreement was credited the amount of $75,000 directly to equity in the first quarter of 2011. On September 26, 2011, the Company agreed with Honest Best to cancel the Earn-out for fiscal year 2011. The reduction in the earn-out obligation from the second modification to the earn-out share provision of the share exchange agreement was credited the amount of $15,400 directly to equity in the third quarter of 2011.

At the time of the Business Combination and until December 2009, AutoChina consisted of two primary reportable segments: the commercial vehicle sales, servicing, leasing and support segment and the automotive dealership segment. In December 2009, the Company sold its consumer automotive dealership business. As of December 31, 2011, the Company's operations comprise a single reporting segment – commercial vehicle sales, servicing, leasing and support.

Prior to November 26, 2008, the Company’s business was mainly operated by four companies, Hebei Hua An Investment Co., Ltd, Hebei Huiyin Investment Co., Ltd, Hebei Shijie Kaiyuan Logistics Co., Ltd. and Shijie Kaiyuan Auto Trade Co., Ltd. (formerly known as Hebei Shijie Kaiyuan Auto Trade Co., Ltd.) (collectively referred to as the “Auto Kaiyuan Companies”) which are limited liability corporations established under the laws of the People’s Republic of China (the “PRC” or “China”). On November 26, 2008, through the Company’s wholly owned subsidiary, Hebei Chuanglian Finance Leasing Co., Ltd. (formerly known as Hebei Chuanglian Trade Co., Ltd. (“Chuanglian”)), the Company executed a series of contractual arrangements with the Auto Kaiyuan Companies and their shareholder (the “Enterprise Agreements”). Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholders, and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered variable interest entities (“VIEs”) and the Company was the primary beneficiary. The Company’s relationships with the Auto Kaiyuan Companies and their shareholder were governed by the Enterprise Agreements between Chuanglian and each of the Auto Kaiyuan Companies, which were the operating companies of the Company in the PRC. Until September 2009, the Company conducted its leasing business through Auto Kaiyuan Companies, and these VIEs held contractual rights of cash flows of leases initiated during that period, which cash flows ceased completely in November 2011 (26 months after the last lease initiated during that period). On December 14, 2009, the Company and the shareholder of Auto Kaiyuan Companies amended the contractual agreements to cancel the contractual arrangements with Hebei Hua An Investment Co., Ltd and Hebei Huiyin Investment Co., Ltd as a result of the Company’s disposal of consumer automotive dealership business.

Commencing in late September 2009, the Company began to implement a commercial vehicle financing structure through another VIE, Hebei Chuangjie Trading Co., Ltd. (“Chuangjie Trading”). Under this commercial vehicle financing structure, Chuangjie Trading engages CITIC Trust Co. Ltd. (“CITIC Trust” and the “Trustee”), a division of the CITIC Group, to act as trustee for a trust fund set up for the benefit of Chuangjie Trading (the “Trust Fund”). The Trustee was responsible for the management of the funds invested in the Trust Fund, and the Trust Fund was used to purchase commercial vehicles from the Company’s pre-existing VIE, Shijie Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”). Pursuant to the Trust Fund documents, each use of the Trust Fund (e.g. to purchase commercial vehicles) requires a written order to the Trustee from Chuangjie Trading. Under this commercial vehicle financing structure, the commercial vehicle purchase order is issued (upon completion of credit checks) by a local center to Chuangjie Trading who then instructs the Trustee to place the order for the vehicle with Kaiyuan Auto Trade. Upon the issuance of a commercial vehicle purchase order, the Trustee, Kaiyuan Auto Trade and the relevant local center enter into a Sale and Management Agreement, and the Trustee, relevant local center and customer lessee enter into a Lease and Management Agreement governing each commercial vehicle purchase. This structure allowed the Company to promote its leasing business by using the name of the Trustee, and enables it to utilize a lease securitization program with the Trustee, which provided an additional source of financing.

Under the Sale and Management Agreements and Lease and Management Agreements, the parties agreed that: (1) the Trustee will deliver the funds for the purchase of the commercial vehicle and instruct Kaiyuan Auto Trade to have the vehicle delivered directly to the lessee; (2) the local center will hold title to the commercial vehicle for the benefit of the Trustee for the term of the lease and will provide services to the lessee including maintaining the vehicle legal records (registration, tax invoices, etc.), assisting the end user in performing annual inspections, renewing the vehicle’s license, purchasing insurance, and making insurance claims; (3) the lessee will be responsible for the costs associated with the lease of the truck and with the maintenance and administrative services contracted out by the local center; and (4) upon the completion of the lease and payment in full by the lessee of all fees, the local center transfers title to the vehicle to the lessee upon the lessee’s request. Under the Lease and Management Agreement, the Trust Fund is entitled to future receivables under a lease, while Chuangjie Trading is entitled to the economic benefits of the Trust Fund as the trust beneficiary. The change of commercial vehicle financing structure did not have a material effect on the Company’s financial position or results of operations.

In September 2010, the Company established a new wholly foreign owned enterprise in China, Ganglian Finance Leasing Co., Ltd., (“Ganglian Finance Leasing”), which is in the business of leasing commercial vehicles. In December 2010, the Company increased the paid-in capital of Ganglian Finance Leasing through its VIE, Kaiyuan Auto Trade, and converted Ganglian Finance Leasing from a wholly foreign-owned enterprise to a Chinese-foreign joint venture. Commencing in December 2010, the Company began leasing commercial vehicles directly through its subsidiaries, Chuanglian and Ganglian Finance Leasing. Under this new business model, Chuanglian and Ganglian Finance Leasing (the “Lessor”) purchased the commercial vehicles from Kaiyuan Auto Trade and Hebei Xuhua Trading Co., Ltd., VIEs of the Company, then leases the commercial vehicles to the customer lessees directly. The Lessor, the relevant local center and customer lessee enter into a Lease and Management Agreement governing each commercial vehicle purchase. Under the Lease and Management Agreements, the parties agree that: (1) the local center will hold title to the commercial vehicle for the benefit of the Lessor for the term of the lease and will provide services to the lessee including maintaining the vehicle legal records (registration, tax invoices, etc.), assisting the end user in performing annual inspections, renewing the vehicle’s license, purchasing insurance, and making insurance claims; (2) the lessee will be responsible for the costs associated with the lease of the truck and with the maintenance and administrative services contracted out by the local center; and (3) upon the completion of the lease and payment in full by the lessee of all fees, the local center transfers title to the vehicle to the lessee upon the lessee’s request.

In June 2011, the Company’s subsidiary, Fancy Think Limited, acquired the remaining equity interest (30%) of Ganglian Finance Leasing from the Company’s VIE, Kaiyuan Auto Trade, and converted Ganglian Finance Leasing back to a wholly foreign-owned enterprise. On June 30, 2011, Kaiyuan Auto Trade transferred 100% of the equity interest of Chuangjie Trading, the beneficiary of the Trust Fund, to Ganglian Finance Leasing. As a result, Chuangjie Trading ceased to be a VIE and became a wholly owned subsidiary of the Company. Prior to and after the restructuring, all the assets and liabilities of Ganglian Finance leasing and Chuangjie Trading were fully consolidated and recorded at their carrying values in the consolidated financial statements. In September 2011, Fancy Think Limited transferred 10% equity interest of Chuanglian to Ganglian Finance Leasing. The restructuring transaction did not have a material impact on the Company’s consolidated financial statements.

Since November 2011, the Company ceased to engage CITIC Trust to act as an intermediary for new leases. However, CITIC Trust continues to serve as an intermediary for the existing leases until these leases are fully settled and expired. Thereafter, the Company operates the leasing business directly through its subsidiaries, Chuanglian and Ganglian Finance Leasing.

In October 2011, the Company established an insurance agency company, Shijie Kaiyuan Insurance Agency Co., Ltd (“Kaiyuan Insurance”) to act as a direct insurance agent across China. The China Insurance Regulatory Commission has authorized Kaiyuan Insurance to act as a broker for all types of insurance, including commercial vehicle insurance. Kaiyuan Insurance commenced its insurance operations in December 2011.

The Company also owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of December 31, 2011, the Company has 506 stores in 26 provinces or provincial-level regions.

Discontinued Operations – Consumer Automotive Dealership Business

On June 15, 2009, Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”), the registered shareholder of Hebei Hua An Investment Co., Ltd., and Hebei Huiyin Investment Co., Ltd. (together the “Dealership Subsidiaries”) entered into an acquisition agreement (the “Agreement”) with Shanghai Dexin Investment and Management Co., Ltd., a subsidiary of Xinjiang Guanghui Industry Investment (Group) Co. (“Xinjiang”). The Company controlled the Dealership Subsidiaries through certain contractual arrangements between Hebei Kaiyuan and Chuanglian, a wholly-owned subsidiary of the Company. Pursuant to the Agreement, Xinjiang agreed to acquire all of the outstanding securities of the Dealership Subsidiaries, which together comprised all of the Company’s consumer auto dealership business.

In consideration of the acquisition, Xinjiang agreed to pay Hebei Kaiyuan RMB470 million ($68.8 million). The final purchase price was the sum of (i) RMB435 million, and (ii) the increase in value of the net assets of the Dealership Subsidiaries from January 1, 2009 to June 30, 2009 (based on the New Accounting Standard for Business Enterprises in China). The net earnings of the Dealership Subsidiaries subsequent to June 30, 2009, amounted to $6,070, were allocated to Xinjiang at closing as an adjustment to the sales price. The Company completed the sale of its consumer automotive dealership business on December 14, 2009 and recorded a gain on disposal of discontinued operations, net of taxes, amounted to $5,675. The Company is utilizing the net proceeds from this transaction to expand its commercial vehicle sales, servicing, leasing and support business.

The Company has accounted for the consumer automotive dealership business in the accompanying consolidated financial statements as a discontinued operation. Accordingly, revenues and expenses, and cash flows related to the consumer automotive dealership business have been appropriately reclassified in the accompanying consolidated financial statements as discontinued operations for the years ended December 31, 2009.

Additional information with respect to the sale of the consumer automotive dealership business is presented at Note 3.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Preparation and Presentation

The consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). The Business Combination was accounted for as a reverse recapitalization since, immediately following completion of the transaction, the shareholders of ACG immediately prior to the Business Combination had obtained the effective control of the Company from the shareholders of the Company through (1) their majority shareholder interest in the combined entity, (2) significant representation on the Board of Directors (initially two out of five members), with three other board members being independent of both the Company and ACG, and (3) being named to all of the senior executive positions. For accounting purposes, ACG was deemed to be the accounting acquirer in the transaction and exercised the change of control for the Company, consequently, the transaction was treated as a recapitalization of ACG (i.e., a capital transaction involving the issuance of stock by the Company for the stock of AutoChina). Accordingly, the combined assets, liabilities and results of operations of ACG became the historical financial statements of the Company at the closing of the transaction, and the Company’s assets (primarily cash and cash equivalents), liabilities and results of operations were consolidated with ACG beginning on the acquisition date. No step-up in basis or intangible assets or goodwill was recorded in this transaction. All direct costs of the transaction were charged to operations in the period that such costs were incurred.

The consolidated financial statements issued following a reverse acquisition are those of the accounting acquirer for all periods presented, and are retroactively adjusted to reflect the capital structure of the legal parent, the accounting acquiree. Comparative information presented in those consolidated financial statements is also retroactively adjusted to reflect the capital structure of the legal parent, the accounting acquiree.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs.  All significant inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of fair value of earn-out obligation, assessment of the provision for doubtful accounts, the assessment of the impairment of tangible long-lived assets, the assessment of the valuation allowance on deferred tax assets and the assessment of the fair value of the commercial vehicles is used in determining revenue recognition by reference to the retail market price. Actual results could differ from these estimates.

Currency Reporting

The Company uses U.S. dollars as its functional currency. The Company’s operations in China and Hong Kong use the local currencies - Renminbi (“RMB”) and Hong Kong dollar as its functional currencies whereas amounts reported in the accompanying consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, the consolidated balance sheets of the Company have been translated into U.S. dollars at the current rates listed by the People’s Bank of China as of December 31, 2011 and 2010 and the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 have been translated into U.S. dollars at the average rates during the periods the transactions were recognized. The resulting translation adjustments are recorded as other comprehensive income in the consolidated statement of operations and comprehensive income.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of December 31, 2011 and 2010, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions under the Company’s PRC VIEs and subsidiaries, which the management believes are of high credit quality. Cash remittance in or out of the PRC are subject to the PRC foreign exchange control regulations pursuant to which PRC government approval is required for the Company to receive funds from or distribute funds outside the PRC.

Restricted Cash

As of December 31, 2011 and 2010, the restricted cash was $159 and nil, respectively, which was a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency.

Accounts Receivable

Accounts receivable, which are unsecured, are stated at the amount the Company expects to collect from the value added services, such as the tires, fuel and insurance financing services, and the past due net investment in direct financing and sales-type leases. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company evaluates the collectability of its receivable based on a combination of factors, including customer credit-worthiness, residual value of the commercial vehicles under lease and historical collection experience. Management reviews the receivable and adjusts the allowance based on historical experience, financial condition of the customer and other relevant current economic factors. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of accounts receivable from sales of commercial vehicles and investment in direct financing and sales-type leases. Credit risk concentration with respect to accounts receivables and investments in leases is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

Inventories

Inventories are stated at the lower of cost or market. The Company uses the specific identification method to value commercial vehicles and the first-in, first-out method (“FIFO”) to account for parts inventories.  A reserve of specific inventory units and parts inventories is maintained where the cost exceeds the estimated net realizable value.

Deposits for Inventories

Deposits for inventories are cash advances made to automobile manufacturers and auto dealers for the purchase of commercial vehicles.

Property, Equipment and Leasehold Improvements

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying consolidated statements of operations and comprehensive income (loss). Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Over the lease term

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, notes receivable, accounts receivable, accounts payable, due to affiliates, short-term borrowings and earn-out obligation. The earn-out obligation is adjusted to its fair value at each reporting date. The carrying amounts of the other items at December 31, 2011 and 2010 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The following table presents assets and liabilities that are measured and recognized at fair value at December 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Earn-out obligations	—	—	—	—

The following table presents assets and liabilities that are measured and recognized at fair value at December 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Earn-out obligations	—	—	73,100	73,100

Lease Securitization Borrowings

Lease securitization borrowings are recorded as the liabilities of the Company upon the existence of obligation. According to the lease securitization program entered by the Company with the Trustee, the lease receivable (transferred assets) related to the lease securitization borrowing are not derecognized upon performing the securitization, since the asset derecognition criteria stated in ASC 860-20, “Sales of Financial Assets” are not met. Detailed guidelines to indicate the transferor has surrendered control over transferred assets if the following conditions are met: (i) if the transferred asset is legally isolated; (ii) if the transferee has the rights to pledge or exchange the transferred assets; and (iii) if the transferor does not maintain effective control over the transferred assets.

Treasury Stock

Treasury stock is ordinary shares repurchased by the Company and not cancelled. These shares are recorded at cost and result in a reduction of the shareholders’ equity on balance sheets. In August 2010, the board of directors authorized a stock repurchase program, pursuant to which the Company repurchased 64,100 ordinary shares from the open market for a total of $1,630. These repurchased shares were recorded as treasury stock before being retired. In December 2010, the Company retired the repurchased shares and charged the par value of the ordinary shares against additional paid-in capital. The share repurchase program expired in February 2011.

Comprehensive Income (Loss)

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

The Company recognized the new commercial vehicle lease financing arrangement as a sales-type lease.  For the new commercial vehicles financed by the Company, the Company recognized revenue when the following conditions are met: a) When the lease contract is signed, b) When the customer has taken possession of the vehicle, and c) Only if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognized the second hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. The excess of aggregate lease rentals over the cost of the leased second hand vehicle constitutes the unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for services which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. Under the value added services (tires, fuel, insurance and second hand vehicles financing services), the Company provided one to three months revolving credit facilities to the eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, insurance commission and agency fee and revenues from tires, fuel and insurance financing services are recorded as “Finance and insurance”.

The agency income generated from the purchase and sales of trading materials to affiliates are considered agency sales and the revenue generated on such transactions are recorded upon the completion of the agency transaction. Under ASC 605-45, “Reporting Revenue Gross as a Principal versus Net as an Agent”, the sales of trading materials transaction by the Company to its affiliates are considered as agency sales and the revenue generated on such transactions are recorded at net basis.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Cost of Sales

Cost of sales consists of the purchase price of the leased vehicle plus the direct labour costs of the operations.

Advertising

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately $16, $25 and $18 for the years ended December 31, 2011, 2010 and 2009, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of income.

Value added Tax and Business Tax

In the PRC, value added tax (the “VAT”) of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

The Company’s PRC subsidiaries are also subject to business tax 5% for their revenues from membership fee, interest from sales-type lease, management servicing fee, commission fee and revenues from tires, fuel and insurance financing services, which are recognized after net off business tax.

Income Taxes

Income taxes are accounted for using an asset and liability method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards, and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC VIEs and subsidiaries are subject to examination by the relevant tax authorities. The Company did not have any material interest or penalties associated with tax positions and did not have any significant unrecognized uncertain tax positions as of December 31, 2011 and 2010, respectively.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s continuing operations consist of one reporting and operating segment, the commercial vehicle sales, servicing, leasing and support business. The Company’s consumer automotive dealership business comprised a separate operating segment prior to its sale on December 14, 2009 (see Note 1).  The consumer automotive dealership business was reclassified as a discontinued operation for all periods presented as a result of the sale (see Note 3).

Earn-out Obligation

Pursuant to an earn-out provision of the Share Exchange Agreement entered into in connection with the business combination between ACG and AutoChina (formerly Spring Creek Acquisition Corp.), the Company initially could have been required annually to issue to the former shareholder of ACG up to 20% of the number of ordinary shares outstanding as of December 31, commencing December 31, 2009 through December 31, 2013. The percentage of shares to be issued would have been determined based upon the Company’s financial results each year, measured in accordance with an established formula (the “Earn-Out Obligation”) (see Note 11). According to the amendment to the earn-out provision in February 2011, the Earn-Out Obligation after the year ended December 31, 2011 was eliminated and the Earn-Out Obligation for the years ended December 31, 2010 and 2011 was modified. In September 2011, there were further amendments of the earn-out provision, under which the Earn-Out Obligation after the year ended December 31, 2010 was eliminated.

The Company issues the shares in respect of the Earn-Out Obligation each year when the Company’s audited financial results are released and if the financial results fulfill the condition in the Share Exchange Agreement. The Earn-Out Obligation is a derivative financial instrument liability that is adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once a measurement period for the issuance of shares ends, the Earn-Out Obligation related to that period is no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

3,923,153 contingently were considered outstanding and included in the computation of basic and diluted EPS since January 1, 2011. Such shares were issued to the former shareholder of ACG based upon 2010 financial results in accordance with Share Exchange Agreement (see Note 11) in December 2011. Stock options had a dilutive effect of 73,479 shares for the year ended December 31, 2011.

The following table summarizes the stock options and warrants that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the years ended December 31, 2010 and 2009 because they would have been anti-dilutive:

	December 31,
	2010	2009

Stock options	1,580,112	681,840
Warrants	—	2,150,545
Total	1,580,112	2,832,385

Non-vested stock that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the years ended December 31, 2010 and 2009 because they would have been anti-dilutive totaled 1,229,679 and 681,840, respectively.

The calculation of EPS for the years ended December 31, 2011, 2010 and 2009 reflects the retroactive revision of the Company’s shareholders’ equity to account for the effect of the reverse merger effective April 9, 2009.

Share-Based Payments

The Company records all share-based payments, including grants of employee stock options to employees, in the financial statements based on their fair values. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant. As of December 31, 2011, a total of 1,623,704 stock options granted to employees are outstanding.

Put and Call Agreements

In conjunction with the acquisition of ACG by the Company, effective April 9, 2009, the Company entered into price protective agreements with various investors in the form of put and call options (the “Put and Call Agreements”).

Pursuant to the agreements, AutoChina agreed to be obligated to purchase (the “Put Option”) from the shareholders, and the shareholders agreed to be obligated to sell (the “Call Option”) any or all of the shares owned by the shareholder at the option price during the two week period commencing on the nine month anniversary of the date of the Put and Call Agreements.

The Put Option provides that the shareholder can require the Company to buy from the shareholder any or all of the shares owned by the shareholder at the option price during the two week period commencing on the nine month anniversary of the date of the Put and Call Agreement.  The Call Option provides that the Company can require the shareholder to sell to the Company any or all of the shares owned by the shareholder at the option price until the last date on which the Put Option may be exercised; provided, however, that the Company cannot exercise the Call Option if the market price of the Company’s ordinary shares on the applicable date exceeds the option price.

The Company considered that the Put Option under the Put and Call Agreements causes the related ordinary shares to be considered as “non-permanent” equity, since such shares are mandatorily redeemable equity securities and the redemption of such securities for cash is outside the control of the Company.

These securities are required to be recorded initially at fair value at the date of issuance and are recorded outside of shareholders’ equity, generally as liabilities.  Accordingly, such amounts are being recorded as a reduction to additional paid-in capital and as a current liability.

Fair value was determined to be the stock price at the close of business on April 8, 2009 of $7.87 per share.  The difference between the initial fair value of $7.87 per share and the cash redemption value (i.e., the amount of the Option strike prices, which ranges from $8.50 per share to $9.05 per share) is being accreted from the date of each respective agreement to the redemption date of October 9, 2009, using the interest method, and are being charged to operations as interest expense. The Put and Call agreements expired in October 2009.

The shares subject to the Put Options are excluded from the calculation of basic and diluted earnings per share.

Acquisition-Related Costs

Acquisition-related costs consist principally of legal fees, accounting fees, consulting and advisory fees, and other outside costs that were incurred by the Company that were related to the Business Combination. As a result of the adoption of revised generally accepted accounting principles for business combinations effective January 1, 2009, as well as the completion of the reverse acquisition transaction completed on April 9, 2009, such costs were charged to operations as incurred. Acquisition-related costs were nil, nil and $295 during the years ended December 31, 2011, 2010 and 2009, respectively.

Reclassification

Certain reclassifications have been made to prior period balances on the statement of operation and comprehensive income (loss) and balance sheet to conform to the presentation for the year ended December 31, 2011. Such reclassifications did not have any effect on results of operations.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

Sale of consumer automotive dealerships in 2009

On June 15, 2009, Hebei Kaiyuan, the registered shareholder of the Dealership Subsidiaries entered into an acquisition agreement (the “Agreement”) with Xinjiang. The Company controlled the Dealership Subsidiaries through certain contractual arrangements between Hebei Kaiyuan and Chuanglian, a wholly-owned subsidiary of the Company. Pursuant to the Agreement, Xinjiang agreed to acquire all of the outstanding securities of the Dealership Subsidiaries, which together comprised all of the Company’s consumer auto dealership business.

Accordingly, the Company has accounted for the consumer automotive dealership business in the accompanying consolidated financial statements as a discontinued operation. Assets and liabilities, revenues and expenses, and cash flows related to the consumer automotive dealership business have been appropriately reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented.

The transfer relates to the sale of the consumer automotive dealership business during the year ended December 31, 2009. The consumer automotive dealership business was held by the Company’s indirectly controlled variable interest entities. Upon disposal, the Company transferred 100% ownership of the consumer automotive dealership business in exchange for 100% equity interest of a company, Hebei Xuhua Trading Co., Ltd., holding only cash. As a result of the exchange of these companies, the net assets of the consumer automotive dealership on the disposal date (including retained earnings and statutory reserves) was recorded as a contribution by shareholders through additional paid-in capital.

The following revenue and expense items have been reclassified and included in income from discontinued operations in the consolidated income statement for the year ended December 31, 2009:

December 31, 2009

Revenues	$514,540
Income from discontinued operations, before income taxes	15,650
Income tax provision	3,904
Net income attributable to noncontrolling interests	2,051
Income from discontinued operations, net of taxes	9,695
Gain on disposal of discontinued operations, net of taxes	5,675
Realization of foreign currency translation gain relating to discontinued operations	5,717
Income from discontinued operations	$21,087

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

NOTE 4 - ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	December 31,
	2011	2010

Net investment in direct financing and sales-type leases	$22,721	$7,555
Receivable from value-added services	7,466	16,010
Less: Allowance for doubtful accounts	(4,830)	(1,464)
Total	$25,357	$22,101

The activity in the Company’s allowance for doubtful accounts for account receivables is summarized as follows:

	December 31,
	2011	2010

Balance at the beginning of the year	$1,464	$298
Provision during the year	3,838	1,166
Bad debts written off	(472)	—
Balance at the end of the year	$4,830	$1,464

Net investment in direct financing and sales-type leases included into the accounts receivable represents the net investment in direct financing and sales-type leases which is overdue and delinquent.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES	NOTE 5 - INVENTORIES Summaries of inventories are as follows:
	December 31,
	2011	2010

Commercial vehicles	$1,719	$826
Parts and accessories	810	586
Total	$2,529	$1,412

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2011	2010

Security deposit for lease securitization borrowings	$7,935	$2,276
Prepaid interest expenses	341	1,009
Receivable from sale of business	—	264
Temporary advances to employees	798	388
Prepaid rent	1,124	667
Prepaid other taxes	264	2,441
Prepaid fuel charges	606	599
Prepaid insurance expenses	155	98
Other current assets	873	371
Total	$12,096	$8,113

Other current assets mainly include short-term advances made to third parties, such as petrol companies and insurance claim to customers.

NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2011
NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

NOTE 7 - NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

The following lists the components of the net investment in direct financing and sales-type leases:

	December 31,
	2011	2010

Minimum lease payments receivable	$503,506	$478,881
Less: Allowance for doubtful accounts	(714)	(281)
Net minimum lease payments receivable	502,792	478,600
Less: unearned interest income	(59,234)	(54,487)

Net investment in direct financing and sales-type leases	443,558	424,113
Less: Current maturities of net investment in direct financing and sales-type leases	(329,111)	(282,108)

Net investment in direct financing and sales-type leases, net of current maturities	$114,447	$142,005

The activity in the Company’s allowance for doubtful accounts for net investments in direct financing and sales-type leases is summarized as follows:

	December 31,
	2011	2010

Balance at the beginning of the year	$281	$—
Provision during the year	433	281
Balance at the end of the year	$714	$281

Net investment in direct financing and sales-type leases arises from the sales of commercial vehicles, under which the Company has entered into monthly installment arrangements with the customers for approximately 2 years. The legal titles of the commercial vehicles are transferred to the customer when all the outstanding lease payments are fully settled. There is no unguaranteed residual value at the end of the lease upon the transfer of the lease. As of December 31, 2011 and 2010, the aggregate effective interest rate on direct financing and sales-type leases is approximately 16.98% and 14.99% per annum, respectively.

At December 31, 2011, future minimum lease payments are as follows:

	Years Ending December 31,
	2012	2013	2014	Total

Net minimum lease payments receivable	$379,844	$122,454	$494	$502,792
Less: unearned interest income	(50,733)	(8,486)	(15)	(59,234)
Net investment in direct financing and sales-type leases	$329,111	$113,968	$479	$443,558

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

NOTE 8 - PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2011	2010

Leasehold improvements	$1,246	$798
Furniture and fixtures	3,704	2,576
Company automobiles	1,446	1,087
Total	6,396	4,461

Less: accumulated depreciation and amortization	3,040	1,792
Property, equipment and leasehold improvements, net	$3,356	$2,669

Depreciation and amortization expense for the continuing operations was approximately $1,420, $952 and $674 for the years ended December 31, 2011, 2010 and 2009, respectively.

OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 9 - OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the followings:

	December 31,
	2011	2010

Accrued expenses	$3,527	$2,353
Business and other tax payables	5,693	2,746
Salary payable	1,664	1,041
Temporary receipt of insurance premium	355	240
Temporary receipt of insurance claims	650	352
Deposits received	1,296	181
Other current liabilities	467	512
Total	$13,652	$7,425

Deposits received represented security deposits received from staff and customer deposits. Temporary receipt of insurance premium represented the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represented the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, withholding taxes collected from customers for the value-added services.

THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2011
THIRD PARTY BORROWINGS

NOTE 10 –THIRD PARTY BORROWINGS

Short-term borrowings

Summaries of short-term borrowings are as follows:

	Weighted-average interest rate
	December 31,	December 31,		December 31,
	2011	2010	Maturities	2011	2010

Short-term bank loans	7.61%	5.72%	February 2012 to December 2012	$126,966	$94,073
Lease securitization borrowings	10.62%	9.41%	March 2012 to June 2012	23,013	13,853
Other borrowing	—	—	May 2011	—	9,559
Total	8.07%	5.69%		$149,979	$117,485

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates at the range of 6.31% to 8.53% as of December 31, 2011, denominated in RMB and have the terms within one year. The weighted average short-tem bank loans for the year ended December 31, 2011 and 2010 was $114,397 and $85,992, respectively.

Lease securitization borrowings are financial arrangements with the Trustee, in which a certain portion of the Company’s commercial truck leases will be securitized and sold to investors through the Trustee at each month. The borrowings bore interest at a rate of 10.62% as of December 31, 2011, are denominated in RMB and have terms within one year. The weighted average lease securitization borrowings for the year ended December 31, 2011 and 2010 was $40,911 and $1,202, respectively.

Other borrowing represents a short-term borrowing from a third party that was used for working capital purposes. The borrowing initially bore interest at a rate of 4.00% upon inception in June 2010, is denominated in RMB and has a term of 6 months. In December 2010, the Company has entered a supplementary agreement to extend the borrowing term to May 2011 and all the interest was waived. Since June 2010, the Company has provided a security deposit to this borrower by placing the amount of $9,000 as collateral for such borrowing to the borrower’s designated bank account in Rainbow Yield Limited (“Rainbow Yield”). In November 2010, Ms. Shu Ling Li, the sister of the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li, was appointed as the sole director of Rainbow Yield and became an affiliate of the Company thereafter (See Note 19). The borrowing was repaid in full in March 2011. The weighted average other borrowing for the year ended December 31, 2011 and 2010 was $2,218 and $8,882, respectively.

Long-term borrowings

	Weighted-average interest rate
	December 31,			December 31,
	2011	2010	Maturities	2011	2010

Long-term bank loans	7.32%	6.44%	August 2012	$44,438	$42,485
Less: current maturities of long-term bank loans				(44,438)	—
Long-term bank loans				$—	$42,485

Long-term bank loans represent loans from a local bank that were used for working capital purposes. The loans bore interest at a rate of 7.32% as of December 31, 2011, are denominated in RMB, have terms between one to two years and will mature in August 2012.

As of December 31, 2011, the Company has pledged net investment in direct financing and sales-type leases in the amount of $224,271 as conditions to maintain its short-term bank loans, lease securitization borrowings and long-term bank loans that totaled $194,417. In addition, the Company has made a deposit of $7,935 as a condition for lease securitization borrowings and the Company’s affiliates have also provided properties as collateral for the short-term bank loans amounting to $20,631 and provided guarantee for the long-term bank loans amounting to $44,438, respectively. As of December 31, 2011, the Company was in compliance with all the loan covenants.

EARN-OUT OBLIGATION	12 Months Ended
Dec. 31, 2011
EARN-OUT OBLIGATION

NOTE 11 – EARN-OUT OBLIGATION

Pursuant to an earn-out provision of the Share Exchange Agreement entered into in connection with the business combination between ACG and the Company (formerly Spring Creek Acquisition Corp.), the Company became obligated as part of the Share Exchange Agreement to issue shares to the prior owner of ACG (now a major shareholder of the Company) conditioned on the combined company exceeding EBITDA targets in 2009 with additional shares issuances being conditioned on the combined company exceeding EBITDA targets in 2010, 2011, 2012, and 2013.

The percentage of shares to be issued shall be determined based upon the Company’s financial results each year, measured in accordance with an established formula. On March 22, 2010, the Company issued 2,603,456 shares to the former shareholder of ACG based upon the 2009 financial results, in accordance the provisions of this agreement. On December 16, 2011, the Company issued 3,923,153 shares based upon the 2010 financial results, in accordance the provisions of this agreement.

Prior to the amendments discussed below, the Earn-Out Consideration Percentage was equivalent to the percentage set forth below for each of the respective thresholds for each of the applicable fiscal years ended December 31. Notwithstanding the foregoing, such Earn-Out Consideration Percentage is only applicable in the event that AutoChina achieves EBITDA of at least the amount set forth in parenthesis immediately following each of the applicable fiscal years ended December 31 set forth below.

Fiscal Year ending December 31	G>30%	G>40%	G>50%	G>60%	G>70%	G>80%	G>90%

2009 ($22,500)	5.0%	7.5%	10.0%	12.5%	15.0%	17.5%	20.0%
2010 ($29,250)	5.0%	7.5%	10.0%	12.5%	15.0%	17.5%	20.0%
2011 ($38,030)	5.0%	7.5%	10.0%	12.5%	15.0%	17.5%	20.0%
2012 ($49,440)	5.0%	7.5%	10.0%	12.5%	15.0%	17.5%	20.0%
2013 ($64,270)	5.0%	7.5%	10.0%	12.5%	15.0%	17.5%	20.0%

G = Annual EBITDA growth compared to prior fiscal year.

The fair value of the Earn-Out Obligation, which includes the 50% of holdback shares whose release was conditioned on achieving certain 2009 EBITDA targets, at closing was $23,400. That amount was recognized at closing as a liability and a dividend to shareholders. The Earn-Out Obligation is a derivative financial instrument liability that is adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once a measurement period for the issuance of shares ends, the Earn-Out Obligation related to that period is no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

On February 16, 2011, the Company reached an agreement with Honest Best to cancel the Earn-Out Obligation for fiscal years after 2011. This amendment eliminated the Earn-out for 2012 and 2013, eliminating the potential dilutive effects of such issuances on AutoChina’s currently issued and outstanding shares. Furthermore, for fiscal years 2010 and 2011 the Earn-out was modified such that a minimum of 70% EBITDA growth must be achieved in either respective year in order for any shares to be issued. Under this amendment, the Company issues between 15% to 20% of the number of ordinary shares of AutoChina outstanding when the revised EBITDA growth target is achieved. The reduction in the Earn-Out Obligation from the modification was credited in the amount of $75,000 directly to equity in the first quarter of 2011.

On September 26, 2011, the Company agreed with Honest Best to cancel the Earn-Out Obligation for fiscal year 2011. The reduction in the Earn-Out Obligation from the second modification was credited in the amount of $15,400 directly to equity in the third quarter of 2011.

The activities in the Earn-Out Obligation during the years ended December 31, 2011, 2010 and 2009 were as follows:

Earn-Out Obligation established at closing with a charge to retained earnings	$23,400
Increase in fair value during 2009 with a charge to the consolidated statement of operations and comprehensive income (loss)	89,500
Reclassification of 2009 Earn-Out Obligation at December 31, 2009 from a liability to equity	(55,600)
Earn-Out Obligation as of January 1, 2010	57,300
Increase in fair value during 2010 with a charge to the consolidated statement of operations and comprehensive income (loss)	100,400
Reclassification of 2010 Earn-Out Obligation at December 31, 2010 from a liability to equity	(84,600)
Earn-Out Obligation as of December 31, 2010	73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income (loss)	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011	$—

The fair value of the Earn-Out Obligation requires the use of significant unobservable inputs, and these inputs were used in a Monte Carlo simulation model. The most significant inputs to the simulation model were:

Date of Grant	April 9, 2009	December 31, 2009	December 31, 2010	February 26, 2011	September 26, 2011

Volatility	51%	42%	46%	57%	113%
Cost of equity	17.00%	17.75%	16.75%	24.50%	21.50%
Current stock price	$8.00	$21.98	$25.87	$21.97	$9.87
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

Volatility was estimated using the median historical volatility of a group of comparable public companies. The cost of equity was estimated using the median cost of capital, derived using a capital asset pricing model, of a group of comparable public companies. The future stock price was simulated using Geometric Brownian Motion, a widely accepted model of stock price behavior that is used in Option Pricing Models such as the Black-Scholes Option Pricing Model. Future EBITDA performance was simulated using these inputs and potential changes in Enterprise Value to EBITDA multiples derived from historical data for comparable public companies. These simulated future outcomes were used to compute an expected value of the earn-out shares for each future measurement period. The expected value of the earn-out shares was discounted at the estimated cost of equity to arrive at the estimate of fair value of the Earn-Out Obligation. There were no changes in valuation techniques during the years ended December 31, 2011, 2010 and 2009.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 12 - INCOME TAXES

Cayman Islands:    Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong:    The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the years ended December 31, 2011, 2010 and 2009. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China:    Effective January 1, 2008, the National People’s Congress of China enacted a new PRC Enterprise Income Tax Law, under which foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision (benefit) in the consolidated statements of operations and comprehensive income (loss) are as follows:

Continuing Operations:

	December 31,
	2011	2010	2009

Current	$7,000	$11,322	$2,675
Deferred	6,419	(953)	1,153
Total	$13,419	$10,369	$3,828

Discontinued Operations:

	Years Ended December 31,
	2011	2010	2009

Current	$—	$—	$4,040
Deferred	—	—	(136)
Total	$—	$—	$3,904

The tax effects of temporary differences representing deferred income tax assets / liabilities result principally from the following:

	December 31,
	2011	2010

Current
Deferred income tax assets:
Provision for doubtful accounts	$1,376	$438
Accrued liabilities	248	625
Tax loss carry forward	117	19
Deferred income tax assets– current	1,741	1,082

Deferred income tax liabilities:
Unearned income	(9,505)	(1,214)
Other temporary differences	(398)	(60)
Deferred income tax liabilities – current	(9,903)	(1,274)

Deferred income tax (liabilities) – current	$(8,162)	$(192)

Non-current
Deferred income tax assets:
Accrued liabilities	$1,538	$839
Tax loss carry forward	351	57
Deferred income tax assets – non-current	1,889	896

Deferred income tax liabilities:
Unearned income	(78)	(607)
Other temporary differences	—	(30)
Deferred income tax liabilities – non-current	(78)	(637)

Deferred income tax assets – non-current	$1,811	$259

As of December 31, 2011, deferred income tax assets derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arose from the same tax jurisdictions in China with the deferred income tax liabilities. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At December 31, 2011, the Company had $1,872 of deductible tax loss carry forwards that expire through December 31, 2015.

The difference between the effective income tax rate and the expected statutory rate on income (loss) from continuing operations was as follows:

	December 31,
	2011	2010	2009

Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	15.9%	(50.2)%	(32.6)%
Non-taxable income	—%	0.6%	0.5%
Effect of rate differences in various tax jurisdictions	(7.0)%	4.9%	1.7%
Effective tax rate	33.9%	(19.7)%	(5.4)%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the share based payment and loss on change in fair value of the earn-out obligation. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2011, 2010 and 2009. As of December 31, 2011 and 2010, the Company did not have any significant unrecognized uncertain tax positions.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2011, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

SHARES AND WARRANTS	12 Months Ended
Dec. 31, 2011
SHARES AND WARRANTS

NOTE 13 – SHARES AND WARRANTS

On March 16, 2009, AutoChina began repurchasing public warrants in the open market. Through December 31, 2009, the Company repurchased 2,432,892 warrants from the open market for the aggregate of $1,027.

On July 28, 2009, the Company and each founding shareholder entered into exchange agreements, pursuant to which each warrant that issued to the founding shareholders on a private placement in February 2008 was exchange for a warrant (each a “New Warrant” and together the “New Warrants”) with the same characteristics as the warrants sold in AutoChina’s initial public offering. The New Warrants and the underlying ordinary shares are restricted securities under Rule 144.  The warrant exchange agreements had no accounting impact.

On December 8, 2009, the Company set the redemption date of January 8, 2010 for the issued and outstanding warrants. During the year ended December 31, 2009, an aggregate of 2,021,563 warrants were exercised by the warrant holders and the Company received the net proceeds of $10,108. From January 1 through January 8, 2010, an additional 2,059,127 warrants were exercised for the Company’s ordinary shares, as a result of which AutoChina received net proceeds of $10,296. The remaining 91,418 warrants were redeemed and the holders of those warrants were paid the sum of $0.01 per warrant. Upon the completion of the redemption on January 8, 2010, AutoChina had 15,076,410 ordinary shares and 14,215,785 ordinary shares issued and outstanding, respectively.

On March 22, 2010, the Company issued 2,603,456 shares to the former shareholder of ACG based upon the 2009 financial results, in accordance the provisions of the Share Exchange Agreement. On December 16, 2011, the Company issued 3,923,153 shares based upon the 2010 financial results, in accordance the provisions of this agreement. (see Note 11).

During the year ended December 31, 2010, the Company repurchased 64,100 ordinary shares for a total of $1,630. These shares were cancelled and retired during the year. The Company’s share repurchase program expired in February 2011 and there was no share repurchase activity during the year ended December 31, 2011.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION

NOTE 14 - STOCK-BASED COMPENSATION

On April 9, 2009, the AutoChina International Limited 2009 Equity Incentive Plan (the “Incentive Plan”) was approved by the shareholders of the Company. Under the terms of the Incentive Plan, 1,675,000 ordinary shares are reserved for issuance. All directors, employees and consultants of AutoChina and its affiliates are eligible to be granted awards under the Incentive Plan.

On September 3, 2009, December 3, 2009, May 19, 2010, August 19, 2010 and March 23, 2011, the Company granted 681,840, 520,944, 27,024, 364,080 and 72,000 stock options, respectively, under the terms of the Incentive Plan. The exercise price of each option is $9.50, $25.65, $23.80, $27.19 and $36.38, respectively, which represents the closing price of the Company’s ordinary shares on the date of grant. The total vesting period for the options is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options. During the years ended December 31, 2011, 2010 and 2009, 28,408, 13,776 and nil stock options have been forfeited, respectively, as a result of the resignation of the grantees.

As of December 31, 2011, none of these options had been exercised. The Company recorded compensation expense of $2,914, $3,281 and $516 for the years ended December 31, 2011, 2010 and 2009, respectively, based on the estimated fair value of the options on the date of grant. The per share fair value of the stock options granted has been estimated using the Black-Scholes option-pricing model with the following assumptions:

Date of Grant	September 3, 2009	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None	None
Risk - free interest rate (2)	2.95%	2.87%	2.82%	2.06%	2.73%
Volatility (3)	47%	42%	43%	46%	60%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on the implied volatility of publicly traded options on the ordinary shares of companies within the same industry, with a term of two years.

(4)	The expected life of stock options granted under the 2009 Equity Incentive is based on expected exercise patterns, which the Company believes are representative of future behavior.

The following table summarizes outstanding options as at December 31, 2011, related weighted average fair value and life information:

	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2011	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2011	Weighted Average Exercise Price

$9.50 to $36.38	1,623,704	$9.27	8.04	756,184	$17.69

A summary of option activity under the employee share option plan as of December 31, 2011, and changes during the year then ended is presented as follows:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2011	1,580,112	$19.00
Granted	72,000	36.38
Forfeited	(28,408)	24.89
Outstanding at December 31, 2011	1,623,704	$19.67	8.04	$7,841

A summary of unvested options under the employee share option plan as of December 31, 2011, and changes during the year then ended is presented as follows:

Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2011	1,229,679	$9.19
Granted	72,000	21.04
Vested	(405,751)	8.93
Forfeited	(28,408)	11.20
Unvested at December 31, 2011	867,520	$10.23
Expected to vest thereafter	867,520	$10.23

As of December 31, 2011, 756,184 of the share options are vested and exercisable and a total of $8,347 of unrecognized compensation expense pertaining to options remains unvested. This amount will be recognized as compensation expense ratably over the remaining vesting period. The weighted average remaining vesting period of the options is 2.03 years.

DIVIDEND PAYMENT RESTRICTIONS	12 Months Ended
Dec. 31, 2011
DIVIDEND PAYMENT RESTRICTIONS

NOTE 15 - DIVIDEND PAYMENT RESTRICTIONS

Pursuant to the relevant accounting principles and financial regulations applicable to companies established in the PRC, a certain percentage of the after-tax net income is restricted and required to be allocated to a general statutory reserve until the balance of the fund has reached 50% of the registered capital of the applicable companies. The statutory reserve fund can be used to increase the registered capital and eliminate future losses of companies, but it cannot be distributed to shareholders except in the event of a solvent liquidation of the companies.

In addition, a substantial part of the Company’s businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These requirements imposed by the PRC government authorities may restrict the ability of the Company’s subsidiaries and VIEs to transfer its net assets to the Company through loans, advances or cash dividends, which consisted of paid-up capital, additional paid in capital and statutory reserves and amounted to approximately $238,122 as of December 31, 2011, exceeding 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X, and set out in Note 21.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and month to month leases. These leases are accounted for as operating leases. Rent expense for continuing operations amounted to $1,763, $969 and $611 for the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum payments for continuing operations under long-term, non-cancelable leases as of December 31, 2011, are as follows:

Year Ending December 31,	Future Minimum Payments
2012	$994
2013	1,061
2014	309
2015	13
2016	1
Total	$2,378

Legal Proceedings

The staff of the SEC is conducting a non-public investigation relating to the Company and, in this regard, the Company and our officers have received subpoenas for information.  Furthermore, on January 6, 2012 we announced that we received a Wells Notice from the staff of the SEC, which we responded to.  The Company has cooperated, and will continue to fully cooperate, with the SEC regarding this matter, including voluntarily providing information beyond that formally requested by the SEC staff, in an effort to assist in an expeditious conclusion of the staff’s investigation. The Company does not believe the outcome of this investigation will have a material adverse effect on the Company. However, the Company is unable at this time to predict the outcome of this investigation or whether the Company will incur any liability associated with the investigation, or to estimate the effect such outcome would have on the consolidated financial statements.

In the opinion of management, there are no material claims assessments or litigation pending against the Company.

PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
PROFIT APPROPRIATION

NOTE 17 – PROFIT APPROPRIATION

The Company’s China-based subsidiaries and VIEs are required to make appropriations to certain non-distributable reserve funds.

In accordance with the Chinese Company Laws, some of the Company’s PRC subsidiaries and VIEs have to make appropriations from their after-tax-profit under the Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds, including a statutory surplus fund and a discretionary surplus fund. Each year, at least 10% of the after-tax-profit under PRC GAAP is required to be set aside as statutory surplus fund until such appropriations for the fund equal 50% of the paid-in capital of the applicable company. The appropriation for the discretionary surplus fund is at the Company’s discretion as determined by the Board of Directors of each company.

Upon certain regulatory approvals and subject to certain limitations, the general reserve fund and the statutory surplus fund can be used to offset prior year losses, if any, and can be converted into paid-in capital of the applicable company, but it cannot be distributed to shareholders except in the event of a solvent liquidation of the company.

For the year ended December 31, 2011, 2010 and 2009, appropriations for the general reserve funds and statutory surplus funds totaled $6,744, $3,762 and $2,194, respectively.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

NOTE 18 - SEGMENT REPORTING

The Company measures segment income (loss) as income (loss) from continuing operations less depreciation and amortization.  The reportable segments are components of the Company which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business.  Prior to January 1, 2009, the Company operated in two operating and reporting segments, consumer automotive dealership and commercial vehicles sales/leasing. The consumer automotive dealership business segment was sold in December 2009, as a result of which it has been classified as a discontinued operation for all periods presented. As of December 31, 2011 and 2010, commercial vehicles sales/leasing is the Company’s only operating segment.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 19 - RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the parent company and companies affiliated with the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”). Each of these loans was entered into to satisfy the Company’s short-term capital needs. The amount due to Hebei Kaiyuan was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan commenced charging interests at 8.00% per annum to the Company for the payables.

The amount due to Honest Best bore the interest rate of 3.95% per annum, which increased to 8.00% per annum on October 1, 2011. The amount was unsecured and subsequently repaid in January 2012. The amount due to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”) bears the interest rate of 8.20% per annum, adjustable in connection with the basis rate established by the People’s Bank of China, unsecured and will be repaid in September 2012.

The outstanding amounts due to related parties as of December 31, 2011 and 2010 were as follows:

		December 31,
	Notes	2011	2010

Honest Best	(1)	$31,343	$—
Hebei Kaiyuan	(2)	1,074	74,198
Kaiyuan Shengrong	(2)	3,244	3,097
Total		$35,661	$77,295

Notes:

(1)	Parent company of AutoChina and entity controlled by Mr. Li.

(2)	Entity controlled by Mr. Li.

Accounts payable, related parties:

During the periods presented, the Company has obtained a short-term trade financing for the continuing operations to purchase commercial vehicles from Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited (collectively referred to as “Beiguo”) and Shijiazhuang Beiguo Renbai Group Limited (“Renbai”), companies affiliated with Mr. Li., the Company’s Chairman and Chief Executive Officer, and Mr. Lau, a director of AutoChina. The Company pays a financing charge of approximately 4% per annum to Beiguo and Renbai for the funds obtained due to this financing arrangement, in part, because the financing arrangement is guaranteed by Mr. Li, who has a long term business relationship with Beiguo and Renbai, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days. Accordingly, the Company has classified the movements in these payable balances as financing activities on the statement of cash flows.

During the year ended December 31, 2010, the Company began purchasing commercial vehicles from Hebei Ruituo Auto Trading Co., Ltd. (“Ruituo”), a company which is controlled by Mr. Li. The amounts due to Ruituo were non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amounts of accounts payable, related parties as of December 31, 2011 and 2010 were as follows:

		December 31,
	Notes	2011	2010

Ruituo	(2)	$—	$16,104
Beiguo	(3)	—	80
Renbai	(4)	—	18
Total		$—	$16,202

Notes:

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

Due from an affiliate:

In November 2010, Ms. Shu Ling Li (“Ms. Li”), the sister of Mr. Li, was appointed as the sole director of Rainbow Yield. Prior to the appointment of Ms. Li as sole director of Rainbow Yield, the Company paid $9,000 to Rainbow Yield as a security deposit to secure a borrowing provided by a third party in the amount of $9,559. The amount due from Rainbow Yield is non-interest bearing. In addition, the payable balances of each loan are unsecured and repaid in March 2011 (See Note 10).

		December 31,
	Note	2011	2010

Rainbow Yield	(5)	$—	$9,000

Note:

(5)	Entity of which Mr. Li’s sister is the sole director.

Deposits for inventories, related party:

During the periods presented, the Company made prepayment for inventories to a related party, Ruituo, for purchasing of commercial vehicles. The amount is non-interest bearing, unsecured and subsequently settled in January 2012.

The outstanding amounts of deposits for inventories, related party as of December 31, 2011 and 2010 were as follows:

		December 31,
	Note	2011	2010

Ruituo	(2)	$14,539	$—

Note:

(2)	Entity controlled by Mr. Li.

Prepaid interest expenses, related parties:

During the periods presented, the Company has obtained a short-term trade financing to purchase commercial vehicles from its affiliates, Beiguo and Renbai. According to the financial arrangement, the Company pays a financing charge (interest expense) of approximately 4% per annum to Beiguo and Renbai for the funds obtained and it was required to prepay the financing charges to the affiliates.

The outstanding amounts of prepaid interest expenses, related parties as of December 31, 2011 and 2010 were as follows:

		December 31,
	Note	2011	2010

Beiguo	(3)	$—	$604

Note:

(3)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

Related Parties Transactions

During the periods presented, the Company sold and purchased automobiles and trading materials to and from affiliates. The details of the related party transactions were as follows:

	Notes		Years Ended December 31,
			2011	2010	2009

Capital nature:
Honest Best	(1)	(j)	$61,570	$—	$—
Hebei Kaiyuan	(2)	(a)	65,070	68,279	8,788
Hebei Kaiyuan	(2)	(j)	185,272	280,357	36,877
Hebei Ruihua Real Estate Development Limited	(2)	(a)	—	12,139	—
Kaiyuan Shengrong	(2)	(b)	3,096	3,035	—
Kaiyuan Shengrong	(2)	(j)	3,096	2,954	—
Kaiyuan Shengrong	(2)	(k)	3,096	3,035	—
Ruituo	(2)	(j)	70,703	—	—
Beiguo	(3)	(j)	—	112,264	—
Beijing Wantong Longxin Auto Trading Co., Ltd. (“Beijing Wantong”)	(5)	(j)	—	7,809	—
Rainbow Yield	(6)	(c)	—	9,000	—

Operating nature:
Honest Best	(1)	(i)	2,214	—	—
Ruituo	(2)	(e)	404,411	55,317	—
Ruituo	(2)	(f)	—	316	—
Hebei Kaiyuan	(2)	(g)	—	10,706	—
Hebei Kaiyuan	(2)	(i)	14	—	—
Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd.	(2)	(h)	—	2,097	—
Kaiyuan Shengrong	(2)	(i)	174	60	—
Beiguo	(3)	(d)	—	29,987	—
Beiguo	(3)	(e)	160	328,422	178,146
Beiguo	(3)	(f)	—	232,337	133,763
Beiguo	(3)	(g)	—	19,118	—
Beiguo	(3)	(i)	618	5,934	2,300
Renbai	(4)	(e)	—	10,839	78,450
Renbai	(4)	(f)	—	9,228	57,163
Renbai	(4)	(i)	—	951	476
Beijing Wantong Longxin Auto Trading Co., Ltd.	(5)	(d)	101,974	10,340	—
Beijing Wantong Longxin Auto Trading Co., Ltd.	(5)	(h)	—	7,809	—

Notes :

(1)	Parent company of AutoChina and entity controlled by Mr. Li

(2)	Entity controlled by Mr. Li.

(3)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

(4)	Entity in which Mr. Li and Mr. Lau are the indirect beneficial owners of approximately 19.60% and 20.33%, respectively.

(5)	Entity which Mr. Li’s brother holds 40% equity interest.

(6)	Entity which Mr. Li’s sister is the sole director.

Nature of transaction :

(a)	Bank loan guarantee provided to the bank by the affiliates.

(b)	Bank loan guarantee provided by the Company to the affiliate.

(c)	Amount provided by the Company to an affiliate.

(d)	Deposits for inventories made by the Company to affiliates for the purchase of commercial vehicles and trading materials and amounts returned during the year.

(e)	Sale of automobiles to the Company, including VAT, during the year.

(f)	Purchase of automobiles from the Company during the year.

(g)	Purchase of trading materials from the Company during the year.

(h)	Sale of trading material to the Company during the year.

(i)	Interest incurred by the Company during the year.

(j)	Loan provided to the Company during the year.

(k)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.

In 2010, in order to obtain additional working capital, the Company entered into a financing arrangement with two affiliates, namely Beiguo and Renbai. Under the financing arrangement with Beiguo and Renbai, the Company sold commercial vehicles to these affiliates in return for notes receivable from the affiliates. These transactions did not qualify as sales under U.S. GAAP because there was a repurchase obligation by the Company. Both the sales of commercial vehicles to the affiliates and the repurchases were done at an insignificant mark up to cover operating costs. In addition, the Company repurchased the commercial vehicles from these affiliates with credit terms up to 180 days and pays a financing charge of approximately 4% per annum. Therefore, these transactions are treated as financing arrangements for accounting purposes. The Company discounted the notes receivable with third party financial institutions by paying a discounting factor of approximately 3.5% per annum. The Company effectively obtained short-term financing of up to 180 days through this financing arrangement with these two affiliates. The Company expects not to continue relying on this financing arrangement with Beiguo and Renbai in the foreseeable future. Since December 2010, the Company started purchasing commercial vehicles from Ruituo, an affiliate of Mr. Li, at a mark up of approximately 0.3%. The balance due to such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the years ended December 31, 2011, 2010 and 2009, the Company sold commercial vehicles to these three affiliates amounting to nil, $241,881 and $190,926, respectively. The cost of sales of these commercial vehicles sold to these three affiliates amounted to nil, $237,893 and $189,586, respectively.

During the years ended December 31, 2011, 2010 and 2009, the Company purchased commercial vehicles from Beiguo and Renbai amounting to nil, $283,850 and $191,597, and incurred interest expenses to these two affiliates amounting to $618, $6,885 and $2,776, respectively under the above arrangement. During the years ended December 31, 2011, 2010 and 2009, the Company also purchased commercial vehicles from Beiguo and Renbai other than the above arrangement, amounting to $160, $55,411 and $64,999, respectively. During the years ended December 31, 2011, 2010 and 2009, we purchased commercial vehicles from Ruituo amounting to $404,411, $55,317 and nil, respectively. No interest expense is incurred for the purchase from Ruituo throughout these periods.

During the year ended December 31, 2010, the Company sold trading materials to Hebei Kaiyuan and Beiguo amounting to $29,824. The related cost of sales amounted to $29,160. The Company was charged an insignificant mark up to cover the operating costs in connection with these sales. Under ASC 605-45, “Reporting Revenue Gross as a Principal versus Net as an Agent”, the sales transaction by the Company to Hebei Kaiyuan and Beiguo are considered as agency sales and the revenue generated on such transactions are recorded at net basis. There was no such transaction occurred during the years ended December 31, 2011 and 2009.

The Company occupied office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate with Mr. Li. Hebei Kaiyuan agreed to provide the office space at free of charge and no rental costs were incurred by the Company during the years ended December 31, 2011, 2010 and 2009.

VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES

NOTE 20 – VARIABLE INTEREST ENTITIES

On November 26, 2008, through the Company’s wholly owned subsidiary, Chuanglian, the Company executed a series of contractual arrangements with the Auto Kaiyuan Companies and their shareholder as the Enterprise Agreements. Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholders, and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered VIEs and the Company was the primary beneficiary. The Company’s relationships with the Auto Kaiyuan Companies and their shareholder were governed by the Enterprise Agreements between Chuanglian and each of the Auto Kaiyuan Companies, which were the operating companies (the “Operating Companies”) of the Company in the PRC. The Enterprise Agreements were amended in 2009 to exclude Dealership Subsidiaries previously held by the Auto Kaiyuan Companies when they were disposed to Xinjiang. (Note 3).

Details of the Enterprise Agreements are as follows:

Assignment of Voting Rights

The shareholder of the Auto Kaiyuan Companies irrevocably agreed to assign all of its voting rights to the Company for all business resolutions. As a result, the Company has direct control of the Board of Directors and has authority to appoint the majority of the Board of Directors which makes it the primary controlling shareholder of the Auto Kaiyuan Companies.

Management and Operating Agreement

The Company is engaged to exclusively manage and operate the sales and service of the Operating Companies held by the Auto Kaiyuan Companies, including the development of sales and marketing strategy, management of customer services, daily operations, financial management, employment issues and all other related operating and consulting services. Furthermore, the Auto Kaiyuan Companies agree that without the prior consent of the Company, the Auto Kaiyuan Companies will not engage in any transactions that could materially affect their respective assets, liabilities, rights or operations, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of their assets or intellectual property rights in favor of a third party or transfer of any agreements relating to their business operation to any third party. The management and operating agreement was entered on November 26, 2008 and amended on December 14, 2009 , has a term of 10 years and will be extended for another 10 years automatically unless the Company files a written notice at least 3 months prior to the expiration of this agreement.

Equity Interest Transfer Agreement

The shareholder of the Auto Kaiyuan Companies agreed to transfer all of its assets to the Company and the Company has an exclusive, irrevocable and unconditional right to purchase, or cause the Company’s designated party to purchase, from such shareholder, at the Company’s sole discretion, part or all of the shareholders’ equity interests in the Auto Kaiyuan Companies when and, to the extent that, applicable PRC Laws permit the Company to own part or all of such equity interests in the Auto Kaiyuan Companies. According to the Exclusive Equity Interest Transfer Agreement, the purchase price to be paid by the Company to the shareholder of the Auto Kaiyuan Companies will be the minimum amount of consideration permitted by applicable PRC Law at the time when such share transfer occurs.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement, the Auto Kaiyuan Companies and their shareholder agreed to pledge all of its equity interest and operating profits to guarantee the performance of the Auto Kaiyuan Companies in the obligation under the Equity Interest Transfer Agreement. In the event of the breach of any conditions of the Equity Interest Transfer Agreement, the Company is entitled to enforce its pledge rights over the equity interests of the Auto Kaiyuan Companies for any losses suffered from the breach.

As previously described (see “Note 2 - Summary of Significant Accounting Policies”) the FASB issued guidance requiring companies to provide enhanced disclosures about an enterprise’s involvement in a VIE. This guidance also requires an enterprise to qualitatively assess the determination of the primary beneficiary of a VIE. As part of its qualitative assessment the Company has evaluated the following:

•	The sufficiency of AutoChina’s equity investments at risk to permit the Operating Companies to finance their activities without additional subordinated financial support;

·	That as a group, the holders of the equity investments at risk have:

·	The power through voting rights or similar rights to direct activities that most significantly impact the Operating Companies’ economic performance,

·	The obligation to absorb the expected losses of the Operating Companies and such obligations are not protected directly or indirectly, and

·	The right to receive the expected residual return of the Operating Companies and such rights are not capped; and

·	The voting rights of the investors are not proportional to either their obligations to absorb the expected losses of the Operating Companies, their rights to receive the expected returns of the Operating Companies, or both, and that substantially all of the Operating Companies activities do not involve or are not conducted on behalf of an investor that has disproportionately few voting rights.

Since the management contract generally represents a significant service arrangement for the Operating Companies and the associated management fees represent a significant amount of the entity’s cash flow as compared to the overall cash flow of the Operating Companies (generally 50% or more including incentives), the Management Companies’ have what is considered a variable interest in the Operating Companies. This variable interest thereby qualifies AutoChina’s Operating Companies as VIEs.

If an investment is determined to be a VIE, the Company then performs an analysis to determine if the Company is the primary beneficiary of the VIE. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary. The primary beneficiary is the party that has a controlling financial interest in an entity. In order for a party to have a controlling financial interest in an entity it must have:

•	The power to direct the activities of a VIE that most significantly impact the entity’s economic performance (“power criterion”), and

·	The obligation to absorb losses of an entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE (“losses/benefits criterion”).

As part of its qualitative assessment, AutoChina has concluded that it maintains the power criterion since the Company directs the activities that impact the underlying economics of the Operating Company. One example of such an activity is that AutoChina’s Officers, which is composed of senior employees across AutoChina’s departments, is responsible for monitoring performance and allocating resources and capital to the Operating Companies. Further, since AutoChina maintains a priority earnings position in the Operating Companies and has the ability and obligation to absorb the losses of the Operating Companies, AutoChina also meets the losses/benefits criterion.

None of the assets of the VIEs can be used only to settle obligations of the consolidated VIEs. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009:

	December 31,
	2011	2010

Total assets	$316,282	$488,074
Total liabilities	170,124	347,455

	Years Ended December 31,
	2011	2010	2009

Revenues	$118,456	$305,842	$190,442
Net income	27,993	25,454	15,871

CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

NOTE 21 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

The Company records its investments in its subsidiaries and VIE under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries and VIEs”.

The subsidiaries and VIEs did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2011 and 2010, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2011	2010

Assets
Cash and cash equivalents	$80	$270
Prepaid expenses and other current assets	301	102
Investment in subsidiaries and VIEs	206,170	143,067
Due from subsidiaries and VIEs	84,794	86,667
Total assets	$291,345	$230,106

Liabilities
Other payables and accrued liabilities	$1,063	$240
Earn-out obligation	—	73,100
Total liabilities	$1,063	$73,340

Shareholders’ equity
Ordinary shares - $0.001 par value authorized - 50,000,000 shares; issued and outstanding – 23,538,919 shares and 19,615,766 shares at December 31, 2011 and 2010, respectively	24	20
Additional paid-in capital	379,952	286,642
Accumulated losses	(111,333)	(137,463)
Accumulated other comprehensive income	21,639	7,567
Total shareholders’ equity	290,282	156,766

Total liabilities and shareholders’ equity	$291,345	$230,106

Condensed Statement of Operations

	Years ended December 31,
	2011	2010	2009

Equity in profit of subsidiaries	$49,031	$42,481	$38,622

General and administrative expenses	5,600	4,940	1,498
Interest expense	1	33	—
Total operating expenses	5,601	4,973	1,498

Income from operations	43,430	37,508	37,124
Loss on change in fair value of earn-out obligation	(17,300)	(100,400)	(89,500)
Other income (expenses), net	—	—	(817)
Net income (loss)	$26,130	$(62,892)	$(53,193)

Condensed Statement of Cash flows

	December 31,
	2011	2010	2009

Net cash and cash equivalents used in operating activities	$(2,063)	$(1,797)	$(1,632)
Net cash and cash equivalents provided by (used in) investing activities	1,873	(78,745)	(8,378)
Net cash and cash equivalents provided by financing activities	—	74,908	15,914
Cash and cash equivalents, beginning of the year	270	5,904	—
Cash and cash equivalents, end of the year	$80	$270	$5,904

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2011
CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

NOTE 22 – CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company adopted the accounting guidance on disclosures about the credit quality of account receivables and net investments in direct financing and sales-type leases and the allowance for credit losses as of December 31, 2011. This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

The Company applied a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon the analysis of credit losses and risk factors, since the Company only leased the commercial vehicles to lessee customers, it is considered as the only portfolio segment, lessee customers.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consisted of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. The Company only offered the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company has a control of the legal title of the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer default the payments of the monthly installment (of the net investment in sales-type lease) or the payment of the value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company is using the same credit control to evaluate the risk of credit losses.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and receivables from value-added services is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The net investment in direct financing and sales-type leases and receivables from value-added services will be reviewed for impairment. Included in these amounts are leases that are default, non-performing or in bankruptcy. Based on our non-performing direct financing and sales-type leases experience from those leases that were either matured or in the stage that were close to maturities, we also assess and make provision for performing loans. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

In estimating the allowance for credit losses, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit losses as of December 31, were as follows:

	December 31,
	2011	2010

Balance at the beginning of the year	$1,745	$298
Provision during the year	4,271	1,447
Bad debts written off	(472)	—
Balance at the end of the year	$5,544	$1,745

Credit quality of finance receivables

The credit quality of net investment in direct financing and sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include performing and non-performing. Non-performing is defined as receivables past due and/or on nonaccrual status or in bankruptcy. The receivables not meeting the criteria listed above are considered performing. Non-performing receivables have the highest probability for credit loss. The allowance for credit losses attributable to non-performing receivables is based on the amount in excess of estimated residual value of the commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

The carrying amount of the performing and non-performing finance receivables as of December 31, 2011 and 2010, were as follows:

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivables	5,909	19,448	25,357
	$449,467	$19,448	$468,915

December 31, 2010	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$424,113	$—	$424,113
Accounts receivables	16,010	6,091	22,101
	$440,123	$6,091	$446,214

The carrying amount of the impaired finance receivables as of December 31, 2011 and 2010 were as follows:

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivables	10,327	4,830	5,497
	$20,890	$5,544	$15,346

December 31, 2010	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$4,698	$281	$4,417
Accounts receivables	2,082	1,464	618
	$6,780	$1,745	$5,035

The analysis of the age of the carrying amount of the overdue receivables as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010

Less than 90 days	$16,116	$6,091
Over 90 days	8,162	1,464
	24,278	7,555
Less: allowance for credit losses	(4,830)	(1,464)
Total	$19,448	$6,091

For the year ended December 31, 2011 and 2010, the average carrying amount of the impaired finance receivables was $11,185 and $2,001, respectively. The related amount of interest income recognized was $2,606 and $448, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

On January 27, 2012, the Company’s board of directors declared a one-time special cash dividend in the amount of $0.25 per share and that was paid on February 15, 2012, to all shareholders of record as of the close of business on February 8, 2012. The total amount of cash distributed in the dividend was $5,885 and deducted from retained earnings in the first quarter of 2012.

On January 27, 2012, the Company’s board of directors also declared a 3-for-2 stock split in the form of a stock dividend (“Stock Dividend”) and which was paid on February 16, 2012, to all shareholders of record as of the close of business on February 8, 2012. However, FINRA subsequently determined that the Stock Dividend could not be distributed to street name holders through the Depository Trust Company, Since we did not wish the record holders to be enriched at the expense of the street name holders, on March 21, 2012, our board of directors has determined to cancel the Stock Dividend and authorized us to request the record holders to return the shares issued pursuant to the Stock Dividend for cancellation. All record holders have returned such shares.